March 4, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds IV, Inc.
- BNY Mellon Bond Market Index Fund
- BNY Mellon Institutional S&P 500 Stock Index Fund
- BNY Mellon Tax Managed Growth Fund
(collectively, the "Funds")
 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 205 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2025. .

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Associate, Paralegal II